UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.,
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.4%
UNITED STATES— 99.4%
Oil & Gas — 99.4%
Andeavor Logistics	866,526	$40,276,128
Antero Midstream Partners	1,024,871	26,759,382
Buckeye Partners	851,519	38,148,051
DCP Midstream Partners	1,061,142	38,031,329
Enbridge Energy Partners	2,535,956	31,724,810
Energy Transfer Partners	4,314,278	78,563,002
EnLink Midstream Partners	1,931,077	28,193,724
Enterprise Products Partners	3,364,017	85,513,312
Equities Midstream Partners	641,586	39,470,371
Genesis Energy	1,259,679	25,143,193
Magellan Midstream Partners	1,077,487	67,299,838
MPLX	1,749,589	60,413,308
NuStar Energy	926,592	20,329,428
Phillips 66 Partners	605,728	29,765,474
Plains All American Pipeline	2,000,486	42,210,255
Shell Midstream Partners	1,307,061	31,434,817
Spectra Energy Partners	892,048	35,048,566
Tallgrass Energy Partners	169,660	6,506,461
TC PipeLines	620,860	30,502,852
Western Gas Partners	877,803	40,861,730
Williams Partners	1,351,696	48,985,463
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $856,521,721)		845,181,494
TOTAL INVESTMENTS — 99.4%
(Cost $856,521,721)		$845,181,494

Percentages are based on Net Assets of $850,204,451.

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.7%
Oil & Gas — 74.7%
Antero Midstream GP	712,928	$13,189,168
Cheniere Energy *	470,902	24,731,773
Cheniere Energy Partners Holdings	394,426	10,606,115
Enbridge^	1,106,092	35,195,847
Enbridge Energy Management *	841,836	9,916,829
EnLink Midstream	610,270	8,970,969
Kinder Morgan	2,174,150	35,221,230
ONEOK	513,415	28,920,667
Plains GP Holdings, Cl A	832,845	17,323,176
SemGroup, Cl A	701,028	15,562,822
Tallgrass Energy GP, Cl A	609,301	12,277,415
Targa Resources	261,135	11,659,678
TransCanada^	883,965	38,204,967
Williams	1,124,822	31,225,059
TOTAL COMMON STOCK
(Cost $319,666,789)		293,005,715

MASTER LIMITED PARTNERSHIPS — 24.0%
Oil & Gas — 24.0%
Andeavor Logistics	59,452	2,763,329
Antero Midstream Partners	58,275	1,521,560
Boardwalk Pipeline Partners	84,767	955,324
Buckeye Partners	98,738	4,423,462
DCP Midstream Partners	60,186	2,157,066
Dominion Midstream Partners	32,337	814,892
Enable Midstream Partners	58,470	810,394
Energy Transfer Partners	761,592	13,868,590
EnLink Midstream Partners	111,750	1,631,550
Enterprise Products Partners	700,035	17,794,890
Equities Midstream Partners	39,183	2,410,538
Genesis Energy	73,577	1,468,597
Holly Energy Partners	27,680	813,792
Magellan Midstream Partners	154,161	9,628,896
MPLX	194,688	6,722,577
NuStar Energy	53,110	1,165,233
Phillips 66 Partners	35,311	1,735,183
Plains All American Pipeline	295,406	6,233,067
Shell Midstream Partners	91,092	2,190,763
Spectra Energy Partners	54,298	2,133,369
Tallgrass Energy Partners	31,831	1,220,719
TC PipeLines	35,884	1,762,981
Valero Energy Partners	15,008	578,258
Western Gas Partners	67,938	3,162,514

Schedule of Investments	February 28, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Williams Partners	172,075	$6,235,998
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $98,583,377)		94,203,542
TOTAL INVESTMENTS — 98.7%
(Cost $418,250,166)		$387,209,257

Percentages are based on Net Assets of $392,231,042.

^	Canadian security listed on New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

 Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 35.0%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	25,084	$329,353
BlackRock Income Trust	53,989	319,075
Brookfield Real Assets Income Fund	14,252	313,972
Eaton Vance Risk-Managed Diversified Equity Income Fund	35,940	327,773
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	28,612	336,477
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	22,128	339,886
Morgan Stanley Emerging Markets Domestic Debt Fund	41,599	328,632
Nuveen Mortgage Opportunity Term Fund	14,300	339,625
Stone Harbor Emerging Markets Income Fund	20,596	329,124
Templeton Emerging Markets Income Fund	29,370	345,097
Voya Global Equity Dividend and Premium Opportunity Fund	42,018	317,656
Western Asset Emerging Markets Debt Fund	21,613	317,279
Western Asset Mortgage Defined Opportunity Fund	13,582	330,722
TOTAL CLOSED-END FUNDS
(Cost $4,228,172)		4,274,671

COMMON STOCK — 33.0%
Financials — 23.8%
Apollo Investment	41,014	214,913
Ares Capital	15,176	239,629
BlackRock Capital Investment	33,331	183,654
Hercules Capital	19,224	231,649
Main Street Capital	6,301	224,253
New Mountain Finance	17,454	220,793
PennantPark Floating Rate Capital	17,364	216,703
PennantPark Investment	33,349	231,776
Prospect Capital	37,542	249,278
Solar Capital	11,492	233,288
TCP Capital	15,189	216,595
TPG Specialty Lending	11,979	216,101
		2,678,632
Industrials — 0.7%
Macquarie Infrastructure	2,223	90,032
Utilities — 8.5%
Avangrid	3,281	159,194
CenterPoint Energy	5,480	148,234
Duke Energy	1,906	143,598
Entergy	2,095	158,843
FirstEnergy	5,121	165,563
PPL	4,196	120,215
Southern	3,255	140,160
		1,035,807

Schedule of Investments	February 28, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $4,208,443)		$3,804,471

EXCHANGE TRADED FUND — 18.9%
Global X SuperDividend® REIT ETF (A)
(Cost $2,436,392)	165,598	2,313,404

MASTER LIMITED PARTNERSHIPS — 9.2%
Industrials — 1.3%
Icahn Enterprises	2,918	159,264
Oil & Gas — 6.7%
DCP Midstream Partners	4,660	167,015
Enable Midstream Partners	10,055	139,362
Energy Transfer Partners	9,017	164,200
EnLink Midstream Partners	9,662	141,065
Genesis Energy	6,103	121,816
NuStar Energy	4,068	89,252
		822,710
Utilities — 1.2%
Suburban Propane Partners	6,200	143,220

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,263,069)		1,125,194

BUSINESS DEVELOPMENT COMPANIES — 3.7%
Goldman Sachs BDC	10,897	209,658
Golub Capital BDC	13,324	238,766
TCG BDC	13,316	229,967
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $745,595)		678,391

TOTAL INVESTMENTS — 99.8%
(Cost $12,881,671)		$12,196,131

Percentages are based on Net Assets of $12,225,852.

(A)	Affiliated investment.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended February 28, 2018:

			Changes in
Value at	Purchases at	Proceeds from	Unrealized	Realized	Value at	Dividend
11/30/2017	Cost	Sales	Appreciation	Loss	2/28/2018	Income
Global X SuperDividend® REIT ETF
$2,253,799	$314,340	$-	($254,735)	$-	$2,313,404	$69,491

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 100.3%
BERMUDA— 1.0%
Financials — 1.0%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	3,894	$100,034
Axis Capital Holdings, 5.500%	4,389	106,741
PartnerRe, 7.250%	3,520	95,095
TOTAL BERMUDA		301,870
GERMANY— 1.6%
Financials — 1.6%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	6,358	163,210
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	11,201	291,674
TOTAL GERMANY		454,884
NETHERLANDS— 2.9%
Financials — 2.9%
Aegon, 6.500%	18,226	470,339
ING Groep, 6.125%	13,682	353,457
TOTAL NETHERLANDS		823,796
UNITED KINGDOM— 8.1%
Financials — 8.1%
Barclays Bank, Ser 5, 8.125%	20,152	535,237
HSBC Holdings, Ser 2, 8.000%	58,235	1,540,849
Prudential, 6.500%	2,326	61,104
Royal Bank of Scotland Group, Ser S, 6.600%	5,265	136,311
TOTAL UNITED KINGDOM		2,273,501
UNITED STATES— 86.7%
Basic Materials — 0.9%
Pitney Bowes, 6.700%	3,495	87,899
Rayonier Advanced Materials, 8.000%*	344	49,104
Rexnord Corp, 5.750%*	1,649	104,019
		241,022
Consumer Goods — 1.2%
Stanley Black & Decker, 5.750%*	7,457	328,862
		328,862
Consumer Services — 0.5%
eBay, 6.000%	5,965	156,104
Financials — 58.0%
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	13,106	343,313
Apollo Global Management, 6.375%(A)	2,140	54,228
Arch Capital Group, 5.250%	5,252	123,824
Ares Management, 7.000%(A)	2,569	67,411
Argo Group US, 6.500%	1,113	27,925
Axis Capital Holdings, 5.500%	1,749	43,463

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%*	55,323	$2,193,944
Bank of New York Mellon, 5.200%	4,532	112,983
BB&T, 5.850%	25,422	639,972
BOK Financial, 5.375%	1,149	29,185
Capital One Financial, Ser D, 6.700%	27,696	711,698
Carlyle Group, 5.875%	3,297	79,622
Charles Schwab, 6.000%	10,745	281,531
Citigroup, Ser L, 6.875%	35,460	965,899
Countrywide Capital V, 7.000%	12,040	313,401
Dillard's Capital Trust I, 7.500%	1,544	39,434
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	3,593	102,796
First Republic Bank, 5.125%	1,545	38,084
Goldman Sachs Group, 6.200%	38,790	980,516
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	4,776	141,035
Huntington Bancshares, 6.250%	4,780	128,582
JPMorgan Chase, 5.450%	52,883	1,378,330
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	3,954	109,130
KKR, 6.750%(A)	2,849	74,558
Legg Mason, 6.375%	5,928	147,242
Merrill Lynch Capital Trust I, 6.450%	8,481	218,810
Merrill Lynch Capital Trust III, 7.375%, VAR ICE LIBOR USD 3 Month+1.666%	6,078	161,857
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	4,784	119,696
Morgan Stanley, Ser G, 6.625%	42,537	1,123,089
Navient, 6.000%	2,143	48,239
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	4,210	118,511
Northern Trust, 5.850%	3,290	87,942
OM Asset Management, 5.125%	960	22,637
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	1,934	51,502
PNC Financial Services Group, 5.375%	15,817	428,206
Prudential Financial, 5.750%	10,198	257,965
Regions Financial, Ser A, 6.375%	8,081	213,161
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	6,575	179,101
SLM, 3.020%, VAR ICE LIBOR USD 3 Month+1.700%	782	54,341
State Street, 5.250%	20,016	523,348
Sterling Bancorp, 6.500%	1,048	27,196
TCF Financial, 5.700%	1,354	33,660

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	16,851	$424,404
Validus Holdings, 5.800%	1,934	49,027
Virtus Investment Partners, 7.250%*	223	23,741
Wells Fargo, 5.250%*	76,691	2,825,796
Wells Fargo Real Estate Investment, 6.375%	1,865	48,378
WR Berkley, 5.750%	2,250	57,195
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	1,078	28,632
		16,254,540
Health Care — 2.1%
Becton Dickinson, 6.125%*	9,972	583,362
Industrials — 1.6%
General Electric, 4.875%	17,564	438,783
		438,783
Oil & Gas — 1.0%
Chesapeake Energy, 4.500%*	505	26,007
Hess, 8.000%*	2,287	125,236
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%(A)	4,934	114,493
Targa Resources Partners, 9.000%, VAR ICE LIBOR USD 1 Month+7.710%	966	25,831
		291,567
Real Estate Investment Trust — 8.5%
American Homes 4 Rent, 5.875%	2,048	48,896
Ashford Hospitality Prime, 5.500%*	937	17,381
CBL & Associates Properties, Ser D, 7.375%	3,518	65,259
Crown Castle International, 6.875%*	333	372,697
DDR, 6.375%	1,356	32,219
Digital Realty Trust, 5.875%	6,498	164,378
Federal Realty Investment Trust, 5.000%	1,161	26,204
Government Properties Income Trust, 5.875%	2,573	65,303
Kimco Realty, 5.125%	3,493	80,747
National Retail Properties, 5.200%	2,861	66,060
PS Business Parks, 5.750%	4,796	115,504
Public Storage, 5.375%	28,810	712,183
RLJ Lodging Trust, 1.950%	2,666	69,289
Senior Housing Properties Trust, 6.250%	1,934	48,833
SL Green Realty, 6.500%	1,774	45,237
VEREIT, Ser F, 24020867, 6.700%	8,682	217,831
Vornado Realty Trust, 5.700%	2,326	58,336
Washington Prime Group, 7.500%	778	17,699
Welltower, 6.500%*	2,859	155,816
		2,379,872
Techhnology — 0.4%
Belden, 6.750%*	1,060	105,035

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Telecommunications — 3.6%
Qwest, Ser 52, 7.000%	34,309	$760,352
Telephone & Data Systems, 5.875%	1,516	36,960
United States Cellular, 7.250%	4,466	113,599
Verizon Communications, 5.900%	3,989	103,116
		1,014,027
Utilities — 8.9%
Alabama Power, 5.000%	1,939	49,561
Dominion Energy, 5.250%*	12,025	429,636
DTE Energy, 6.500%*	8,721	290,317
Duke Energy, 5.125%	3,992	100,079
Dynegy, 7.000%*	896	73,302
Entergy Arkansas, 4.875%	3,378	82,525
Entergy Louisiana, 4.875%	2,095	50,930
Entergy Mississippi, 4.900%	2,007	49,151
Georgia Power, 5.000%	2,095	50,510
NextEra Energy, 6.123%*	6,060	335,118
NextEra Energy Capital Holdings, 5.250%	11,688	284,036
SCE Trust II, 5.100%	3,303	75,540
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	2,140	56,689
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	2,691	68,217
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%(A)	2,326	60,127
SCE Trust VI, 5.000%	3,906	88,822
Southern, 5.250%	14,471	368,202
		2,512,762
TOTAL UNITED STATES		24,305,936
TOTAL PREFERRED STOCK
(Cost $28,850,763)		28,159,987

TOTAL INVESTMENTS — 100.3%
(Cost $28,850,763)		$28,159,987

Percentages are based on Net Assets of $28,064,880.

(A)	Security considered Master Limited Partnership. At February 28, 2018, these securities amounted to $753,670 or 2.7% of net assets.
*	Non-income producing security.

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR —Variable Rate

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Preferred ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1200

Schedule of Investments	February 28, 2018 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.3%
Financials — 1.2%
Afterpay Touch Group *	218,500	$1,231,019
Technology — 3.1%
IRESS	176,780	1,429,900
MYOB Group	627,200	1,544,430
		2,974,330
TOTAL AUSTRALIA		4,205,349
CHINA— 2.4%
Financials — 2.4%
Yirendai ADR	60,533	2,292,385
DENMARK— 2.7%
Technology — 2.7%
SimCorp	41,950	2,634,588
GERMANY— 10.2%
Financials — 1.1%
Hypoport *	6,441	1,040,100
Technology — 9.1%
GFT Technologies	26,892	448,687
Wirecard	70,252	8,458,584
		8,907,271
TOTAL GERMANY		9,947,371
JAPAN— 0.4%
Technology — 0.4%
Metaps *	13,270	342,865
SWITZERLAND— 7.4%
Financials — 1.1%
Leonteq	16,430	1,054,420
Technology — 6.3%
Temenos Group	52,187	6,124,055
TOTAL SWITZERLAND		7,178,475
UNITED KINGDOM— 2.0%
Technology — 2.0%
Alfa Financial Software Holdings * (A)	305,300	1,935,021
UNITED STATES— 70.5%
Financials — 14.7%
Black Knight *	72,327	3,446,381
HealthEquity *	62,091	3,575,200
LendingClub *	417,508	1,315,150
LendingTree *	12,369	4,310,597

Schedule of Investments	February 28, 2018 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
On Deck Capital *	74,146	$384,818
Virtu Financial, Cl A	41,938	1,245,558
		14,277,704
Technology — 55.8%
Blucora *	44,374	1,033,914
Bottomline Technologies *	41,868	1,590,147
Ellie Mae *	35,272	3,127,568
Envestnet *	45,353	2,498,951
Fidelity National Information Services	55,572	5,400,487
First Data, Cl A *	253,899	3,965,902
Fiserv *	37,751	5,413,116
Guidewire Software *	58,095	4,666,190
Intuit	33,688	5,621,180
Mitek Systems *	33,997	260,077
PayPal Holdings *	87,557	6,952,901
Square, Cl A *	164,046	7,554,318
SS&C Technologies Holdings	121,866	6,034,804
		54,119,555
TOTAL UNITED STATES		68,397,259
TOTAL COMMON STOCK
(Cost $90,985,933)		96,933,313

U.S. TREASURY OBLIGATION — 8.2%
U.S. Treasury Bill
1.336%, 03/22/18(B)
(Cost $7,993,770)	8,000,000	7,993,706
TOTAL INVESTMENTS — 108.1%
(Cost $98,979,703)		$104,927,019

Percentages are based on Net Assets of $97,059,812.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of February 28, 2018 was $1,935,021 and represents 2.0% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,933,313	$—	$—	$96,933,313
U.S. Treasury Obligation	—	7,993,706	—	7,993,706
Total Investments in Securities	$96,933,313	$7,993,706	$—	$104,927,019

Schedule of Investments	February 28, 2018 (Unaudited)

Global X FinTech ETF

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 7.4%
Technology — 7.4%
AMS	65,053	$7,699,252
CANADA— 0.4%
Technology — 0.4%
Sierra Wireless *	24,498	392,320
FRANCE— 4.3%
Industrials — 4.3%
Legrand	28,766	2,264,343
Schneider Electric	25,222	2,201,938
TOTAL FRANCE		4,466,281
HONG KONG— 0.4%
Industrials — 0.4%
Wasion Group Holdings	763,760	403,094
JAPAN— 0.8%
Industrials — 0.6%
Nippon Ceramic	20,280	573,971
Technology — 0.2%
JIG-SAW *	5,076	203,126
TOTAL JAPAN		777,097
NETHERLANDS— 2.2%
Technology — 2.2%
NXP Semiconductors *	18,112	2,257,842
NORWAY— 0.7%
Technology — 0.7%
Nordic Semiconductor *	124,312	725,026
SOUTH KOREA— 0.3%
Consumer Goods — 0.3%
Motrex	10,200	319,309
SWEDEN— 0.3%
Industrials — 0.3%
Fingerprint Cards, Cl B	234,050	289,826
SWITZERLAND— 12.6%
Industrials — 3.8%
ABB	78,442	1,914,050
Landis+Gyr Group *	26,308	2,018,232
		3,932,282
Technology — 8.8%
STMicroelectronics	397,233	9,117,982
TOTAL SWITZERLAND		13,050,264

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 6.8%
Technology — 6.8%
Advantech	537,143	$4,001,596
eMemory Technology	58,162	778,933
MediaTek	222,800	2,297,025
TOTAL TAIWAN		7,077,554
UNITED KINGDOM— 0.2%
Technology — 0.2%
Telit Communications	96,730	235,371
UNITED STATES— 63.5%
Health Care — 3.6%
DexCom *	66,544	3,735,780
Industrials — 21.6%
Ambarella *	25,653	1,233,396
Badger Meter	22,248	1,059,005
Belden	32,567	2,368,597
Emerson Electric	33,762	2,399,128
Honeywell International	14,790	2,234,917
Itron *	29,780	2,084,600
Johnson Controls International	47,075	1,735,655
Rockwell Automation	12,351	2,233,061
Sensata Technologies Holding *	131,849	6,969,538
		22,317,897
Technology — 38.3%
Alarm.com Holdings *	35,414	1,279,685
Analog Devices	24,383	2,198,127
Cisco Systems	62,252	2,787,645
Cypress Semiconductor	253,825	4,434,323
Fitbit, Cl A *	141,420	675,988
Garmin	115,754	6,857,267
Impinj *	15,577	198,451
Intel	57,710	2,844,526
InterDigital	26,723	1,918,711
International Business Machines	12,843	2,001,325
NETGEAR *	24,815	1,383,436
QUALCOMM	35,111	2,282,215
Rambus *	85,403	1,085,472
Sigma Designs *	51,196	307,176
Silicon Laboratories *	32,630	3,050,905
Skyworks Solutions	57,614	6,294,330
		39,599,582
TOTAL UNITED STATES		65,653,259

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Internet of Things ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $92,756,954)	$103,346,495

TOTAL INVESTMENTS — 99.9%
(Cost $92,756,954)	$103,346,495

Percentages are based on Net Assets of $103,485,646.

*	Non-income producing security.

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 100.5%
CANADA— 2.1%
Industrials — 2.1%
ATS Automation Tooling Systems *	1,546,258	$21,238,647
Maxar Technologies	609,371	28,595,995
TOTAL CANADA		49,834,642
FINLAND— 2.1%
Industrials — 2.1%
Cargotec, Cl B	925,450	52,508,122
GERMANY— 0.3%
Industrials — 0.3%
KUKA	63,705	7,925,150
ISRAEL— 1.0%
Health Care — 1.0%
Mazor Robotics ADR *	397,350	25,199,937
JAPAN— 50.0%
Health Care — 1.4%
CYBERDYNE *	2,322,584	34,891,544
Industrials — 48.6%
Daifuku	2,070,086	136,964,595
FANUC	750,638	192,117,743
Hirata	179,719	17,785,789
Keyence	322,857	197,487,244
Mitsubishi Electric	10,293,487	175,280,127
Omron	2,121,634	126,456,982
SMC	297,305	125,464,075
Toshiba Machine	2,515,461	18,199,109
Yaskawa Electric	4,227,319	198,480,559
		1,188,236,223
TOTAL JAPAN		1,223,127,767
SOUTH KOREA— 5.2%
Industrials — 5.2%
Hyundai Robotics *	309,894	126,630,432
SWITZERLAND— 7.5%
Health Care — 1.7%
Tecan Group	194,755	40,824,259
Industrials — 5.8%
ABB	5,773,573	140,879,946
TOTAL SWITZERLAND		181,704,205
UNITED KINGDOM— 4.4%
Industrials — 4.4%
QinetiQ Group	9,473,358	26,771,370

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
Renishaw	1,221,958	$81,388,663
TOTAL UNITED KINGDOM		108,160,033
UNITED STATES— 27.9%
Consumer Goods — 1.3%
iRobot *	459,613	31,230,703
Health Care — 8.4%
Accuray *	1,380,796	7,663,418
Intuitive Surgical *	458,553	195,549,926
		203,213,344
Industrials — 7.8%
Aerovironment *	393,712	19,575,361
FARO Technologies *	279,676	16,598,771
John Bean Technologies	530,962	58,804,042
Trimble Navigation *	2,526,954	95,847,365
		190,825,539
Technology — 10.4%
Brooks Automation	1,165,963	31,142,872
NVIDIA	921,600	223,027,200
		254,170,072
TOTAL UNITED STATES		679,439,658
TOTAL COMMON STOCK
(Cost $2,313,045,583)		2,454,529,946

U.S. TREASURY OBLIGATION — 7.0%
U.S. Treasury Bill
1.336%, 03/22/18(A)
(Cost $171,866,055)	$172,000,000	171,864,676
TOTAL INVESTMENTS — 107.5%
(Cost $2,484,911,638)		$2,626,394,622

Percentages are based on Net Assets of $2,442,798,758.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,454,529,946	$—	$—	$2,454,529,946
U.S. Treasury Obligation	—	171,864,676	—	171,864,676
Total Investments in Securities	$2,454,529,946	$171,864,676	$—	$2,626,394,622

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

For the period ended February 28, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.9%
Consumer Goods — 0.9%
Blackmores	235	$23,513
CANADA— 3.0%
Consumer Goods — 3.0%
Gildan Activewear	2,605	75,669
CHINA— 6.5%
Consumer Goods — 6.2%
ANTA Sports Products	24,841	123,168
Li Ning *	29,770	27,391
Xtep International Holdings	16,644	7,402
		157,961
Health Care — 0.3%
iKang Healthcare Group ADR *	496	8,164
TOTAL CHINA		166,125
FINLAND— 1.9%
Consumer Goods — 1.9%
Amer Sports	1,606	48,597
FRANCE— 3.3%
Consumer Goods — 3.3%
Danone	1,030	82,597
GERMANY— 6.7%
Consumer Goods — 6.7%
adidas	374	83,293
Puma	195	85,976
TOTAL GERMANY		169,269
HONG KONG— 2.9%
Consumer Goods — 2.9%
Yue Yuen Industrial Holdings	17,259	73,886
IRELAND— 2.4%
Consumer Goods — 2.4%
Glanbia	3,381	60,122
ITALY— 1.1%
Consumer Goods — 1.1%
Technogym (A)	2,702	27,122
JAPAN— 14.9%
Consumer Goods — 12.8%
ABC-Mart	1,116	71,119
Ariake Japan	444	35,244
Asics	2,709	43,388

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Goldwin	139	$15,905
Shimano	475	68,910
Yakult Honsha	1,209	86,904
Yonex	680	4,174
		325,644
Consumer Services — 0.8%
Tosho	334	12,395
Xebio Holdings	447	9,116
		21,511
Health Care — 1.3%
Tsumura	958	32,231
TOTAL JAPAN		379,386
NETHERLANDS— 0.4%
Consumer Goods — 0.4%
Wessanen	500	9,806
SOUTH KOREA— 1.1%
Consumer Goods — 0.7%
Youngone	609	16,450
Consumer Services — 0.4%
Fila Korea	112	10,312
TOTAL SOUTH KOREA		26,762
TAIWAN— 6.6%
Consumer Goods — 6.6%
Feng TAY Enterprise	9,044	43,059
Giant Manufacturing	5,126	26,863
Merida Industry	4,088	17,993
Pou Chen	39,926	50,257
Standard Foods	12,375	29,077
TOTAL TAIWAN		167,249
UNITED KINGDOM— 4.2%
Consumer Goods — 0.1%
Glanbia^	210	3,701
Consumer Services — 4.1%
JD Sports Fashion	12,475	65,883
Sports Direct International	7,597	38,458
		104,341
TOTAL UNITED KINGDOM		108,042
UNITED STATES— 44.0%
Consumer Goods — 30.0%
Calavo Growers	237	20,228
Cal-Maine Foods *	592	25,219

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Columbia Sportswear	942	$71,196
Fitbit, Cl A *	1,290	6,166
Hain Celestial Group *	1,402	48,762
Herbalife *	1,200	110,521
Lululemon Athletica *	1,350	109,484
Medifast	162	10,334
Nautilus *	425	5,036
NIKE, Cl B	1,265	84,793
Nu Skin Enterprises, Cl A	716	50,406
Nutrisystem	404	12,423
Sanderson Farms	308	37,930
SunOpta *	1,045	7,263
Under Armour, Cl A *	2,488	41,251
USANA Health Sciences *	331	25,288
VF	1,277	95,225
		761,525
Consumer Services — 9.8%
Dick's Sporting Goods	1,193	38,200
Finish Line, Cl A	467	4,960
Foot Locker	967	44,394
GNC Holdings, Cl A *	972	4,141
Hibbett Sports *	235	6,051
Planet Fitness, Cl A *	981	36,278
Sprouts Farmers Market *	1,849	47,630
United Natural Foods *	685	29,229
Vitamin Shoppe *	353	1,324
Weight Watchers International *	412	27,859
Zumiez *	409	8,057
		248,123
Health Care — 3.8%
DexCom *	915	51,368
Prestige Brands Holdings *	717	24,235
Tivity Health *	529	20,393
		95,996
Industrials — 0.4%
MINDBODY, Cl A *	272	9,697
TOTAL UNITED STATES		1,115,341
TOTAL COMMON STOCK
(Cost $2,267,884)		2,533,486
TOTAL INVESTMENTS — 99.9%
(Cost $2,267,884)		$2,533,486

Percentages are based on Net Assets of $2,536,173.

*	Non-income producing security.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of February 28, 2018 was $27,122 and represents 1.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.2%
Health Care — 1.2%
Cochlear	730	$104,612
Regis Healthcare	8,663	28,150
TOTAL AUSTRALIA		132,762
BELGIUM— 0.1%
Health Care — 0.1%
Ion Beam Applications	536	13,820
CHINA— 0.4%
Health Care — 0.4%
Luye Pharma Group	45,547	39,463
DENMARK— 7.8%
Health Care — 7.8%
Genmab *	774	158,101
GN Store Nord	1,202	41,643
H Lundbeck	2,542	133,537
Novo Nordisk, Cl B	7,752	402,025
William Demant Holding *	3,403	122,189
		857,495
TOTAL DENMARK		857,495
FRANCE— 2.2%
Health Care — 2.2%
BioMerieux	1,504	115,931
Korian	907	29,735
Orpea	768	92,432
TOTAL FRANCE		238,098
GERMANY— 3.2%
Health Care — 3.2%
Fresenius Medical Care & KGaA	3,341	354,918
ITALY— 0.3%
Health Care — 0.3%
Amplifon	2,225	35,414
JAPAN— 3.6%
Health Care — 3.6%
Kissei Pharmaceutical	1,093	29,910
Miraca Holdings	612	22,999
Mochida Pharmaceutical	373	26,916
Nipro	2,035	30,247
Terumo	4,828	261,071
Toho Holdings	1,326	31,452
TOTAL JAPAN		402,595

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Ryman Healthcare	4,534	$34,974
SOUTH KOREA— 5.4%
Health Care — 5.4%
Celltrion *	1,602	522,215
ViroMed *	345	74,550
TOTAL SOUTH KOREA		596,765
SWEDEN— 0.5%
Health Care — 0.5%
Attendo (A)	2,731	26,616
Elekta, Cl B	2,877	26,362
TOTAL SWEDEN		52,978
SWITZERLAND— 2.7%
Health Care — 2.7%
Sonova Holding	833	130,805
Straumann Holding	203	137,582
Ypsomed Holding	149	26,724
TOTAL SWITZERLAND		295,111
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	3,234	18,942
UNITED KINGDOM— 2.1%
Consumer Goods — 0.2%
McCarthy & Stone (A)	11,947	22,552
Health Care — 1.9%
Smith & Nephew	11,154	194,949
Vectura Group *	14,310	14,285
		209,234
TOTAL UNITED KINGDOM		231,786
UNITED STATES— 69.8%
Consumer Services — 0.4%
Diplomat Pharmacy *	1,898	39,554
Health Care — 62.3%
AbbVie	4,355	504,439
ABIOMED *	554	148,572
ACADIA Pharmaceuticals *	1,564	38,967
Align Technology *	1,022	268,295
Alkermes *	1,944	110,964
Amedisys *	536	31,737
Amgen	1,719	315,900
Array BioPharma *	3,346	57,953
Axovant Sciences *	1,413	2,035

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	1,529	$339,469
BeiGene ADR *	745	106,885
Biogen Idec *	1,042	301,128
Bluebird Bio *	333	66,933
Blueprint Medicines *	653	56,524
Boston Scientific *	11,421	311,336
Brookdale Senior Living *	2,158	14,092
Celgene *	2,238	194,975
Clovis Oncology *	521	30,254
DaVita *	2,476	178,322
DENTSPLY SIRONA	2,923	163,863
DexCom *	1,112	62,428
Eagle Pharmaceuticals *	322	18,077
Edwards Lifesciences *	2,689	359,438
Ensign Group	1,468	39,196
Exact Sciences *	1,223	54,558
Exelixis *	3,695	95,331
FibroGen *	1,155	63,641
Glaukos *	584	18,279
Halozyme Therapeutics *	2,244	44,117
Incyte *	2,025	172,449
Inogen *	368	44,462
Insulet *	672	50,460
Integra LifeSciences Holdings *	683	36,015
Ionis Pharmaceuticals *	1,596	84,301
Juno Therapeutics *	1,198	103,950
Lexicon Pharmaceuticals *	1,897	16,371
LivaNova *	551	49,447
Medtronic	3,498	279,455
Merit Medical Systems *	985	44,818
Myriad Genetics *	1,575	51,062
Natus Medical *	719	22,397
NuVasive *	390	18,860
Puma Biotechnology *	794	51,888
Quest Diagnostics	1,744	179,719
Radius Health *	788	30,015
Regeneron Pharmaceuticals *	765	245,137
Sage Therapeutics *	388	62,608
Seattle Genetics *	1,809	97,686
Stryker	2,149	348,481
TESARO *	692	38,219
Varian Medical Systems *	1,187	141,657
Vertex Pharmaceuticals *	2,439	404,946
Wright Medical Group *	952	19,373

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	2,350	$273,188
		6,864,672
Industrials — 0.3%
Integer Holdings *	705	35,990
Real Estate Investment Trusts — 6.8%
HCP	5,956	128,888
LTC Properties	574	21,209
National Health Investors	380	24,651
Omega Healthcare Investors	2,534	64,566
Quality Care Properties *	1,463	18,127
Sabra Health Care	2,129	35,938
Senior Housing Properties Trust	3,062	46,359
Ventas	4,267	206,180
Welltower	3,840	201,600
		747,518
TOTAL UNITED STATES		7,687,734
TOTAL COMMON STOCK
(Cost $10,135,522)		10,992,855

TOTAL INVESTMENTS — 99.8%
(Cost $10,135,522)		$10,992,855

Percentages are based on Net Assets of $11,016,075.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of February 28, 2018 was $49,168 and represents 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Consumer Goods — 14.7%
Carter's	1,263	$147,367
Columbia Sportswear	1,819	137,480
Fitbit, Cl A *	7,384	35,296
GoPro, Cl A *	5,161	27,766
Hasbro	3,280	313,470
Lululemon Athletica *	3,319	269,171
Michael Kors Holdings *	4,006	252,098
NIKE, Cl B	9,702	650,325
Under Armour, Cl A *	4,869	80,728
VF	7,681	572,772
Wayfair, Cl A *	1,444	111,794
Zynga, Cl A *	20,483	70,871
		2,669,138
Consumer Services — 46.8%
Amazon.com *	494	747,150
Avis Budget Group *	2,180	98,492
Bed Bath & Beyond	3,778	81,000
Booking Holdings *	258	524,782
Bright Horizons Family Solutions *	1,563	149,375
CarMax *	4,783	296,163
Chegg *	3,204	63,792
Children's Place Retail Stores	465	66,170
Chipotle Mexican Grill, Cl A *	754	240,081
Costco Wholesale	3,138	599,045
Dick's Sporting Goods	2,231	71,437
DSW, Cl A	2,575	50,496
eBay *	12,942	554,694
El Pollo Loco Holdings *	4,122	40,190
Etsy *	3,115	78,841
Expedia	3,331	350,321
Francesca's Holdings *	7,257	37,809
GNC Holdings, Cl A *	6,179	26,323
Groupon, Cl A *	14,660	62,745
GrubHub *	2,278	226,456
Home Depot	2,997	546,262
K12 *	2,874	42,909
L Brands	7,453	367,656
Liberty Expedia Holdings, Cl A *	1,431	56,181
Live Nation Entertainment *	5,447	244,026
Lowe's	6,047	541,751
Netflix *	2,527	736,317
Pandora Media *	6,556	28,912
Pier 1 Imports	12,116	37,560

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Planet Fitness, Cl A *	2,256	$83,427
Sprouts Farmers Market *	3,573	92,040
Starbucks	8,806	502,822
TripAdvisor *	3,324	133,226
Trivago ADR *	4,594	35,971
TrueCar *	3,192	35,399
Vitamin Shoppe *	9,693	36,349
Walt Disney	5,086	524,671
Yelp, Cl A *	2,160	94,090
		8,504,931
Financials — 2.2%
LendingClub *	10,845	34,162
LendingTree *	320	111,520
Nelnet, Cl A	968	53,569
SLM *	11,388	124,243
Zillow Group, Cl A *	1,441	68,505
		391,999
Industrials — 6.5%
Fiserv *	3,877	555,923
MINDBODY, Cl A *	1,770	63,101
PayPal Holdings *	7,161	568,655
		1,187,679
Real Estate Investment Trusts — 8.0%
American Campus Communities	3,603	131,437
AvalonBay Communities	2,725	425,154
Camden Property Trust	2,450	195,290
Education Realty Trust	1,931	60,131
Equity Residential	7,330	412,166
UDR	7,067	237,593
		1,461,771
Technology — 21.7%
Alphabet, Cl A *	492	543,129
Apple	3,161	563,037
Blucora *	1,967	45,831
Facebook, Cl A *	2,857	509,460
IAC *	1,953	290,821
Instructure *	1,445	62,713
Intuit	3,394	566,322
Match Group *	1,920	76,896
Snap, Cl A *	21,408	370,787
Square, Cl A *	6,650	306,233
Twitter *	19,462	620,060
		3,955,289

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Millennials Thematic ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $16,392,441)	$18,170,807
TOTAL INVESTMENTS — 99.9%
(Cost $16,392,441)	$18,170,807

Percentages are based on Net Assets of $18,185,016.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Basic Materials — 22.1%
AK Steel Holding *	43,655	$225,260
Alcoa	35,642	1,602,821
Allegheny Technologies *	24,332	630,442
Arconic	91,353	2,228,100
Calgon Carbon	12,975	275,719
Century Aluminum *	12,094	230,391
Cleveland-Cliffs *	56,941	400,295
Commercial Metals	22,411	544,587
CSW Industrials *	5,723	262,400
Haynes International	7,429	309,046
Minerals Technologies	6,798	467,023
Nucor	40,127	2,624,306
Reliance Steel & Aluminum	14,032	1,265,265
RPM International	25,709	1,279,537
Ryerson Holding *	22,953	231,825
Steel Dynamics	45,605	2,109,231
United States Steel	33,589	1,461,457
Westlake Chemical	24,904	2,696,107
		18,843,812
Consumer Services — 0.6%
Herc Holdings *	4,045	263,774
Titan Machinery *	12,568	250,606
		514,380
Industrials — 74.1%
Acuity Brands	8,101	1,155,041
Advanced Drainage Systems	11,220	286,671
AECOM *	30,591	1,086,286
Aegion, Cl A *	10,865	249,460
Altra Industrial Motion	5,207	225,984
Anixter International *	6,392	482,916
Argan	6,030	240,898
Astec Industries	4,373	257,570
Atkore International Group *	11,732	255,054
Badger Meter	5,520	262,752
Chicago Bridge & Iron	14,462	252,507
Columbus McKinnon	6,373	226,240
Crane	11,418	1,053,996
CSX	48,469	2,603,755
Eagle Materials	9,347	936,850
Eaton	32,510	2,623,557
EMCOR Group	11,313	863,295
Emerson Electric	37,849	2,689,550

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Exponent	3,739	$290,707
Fastenal	50,867	2,783,442
Fluor	26,922	1,531,862
Forterra *	29,653	210,240
Fortive	36,875	2,832,000
General Cable	9,298	274,756
Genesee & Wyoming, Cl A *	11,857	824,417
Gibraltar Industries *	7,205	250,013
Global Brass & Copper Holdings	8,271	234,069
Gorman-Rupp	8,872	236,705
Granite Construction	7,654	444,697
Greenbrier	5,324	275,783
H&E Equipment Services	6,981	263,114
HD Supply Holdings *	35,730	1,295,213
Hubbell, Cl B	10,516	1,378,122
Insteel Industries	8,479	239,447
Jacobs Engineering Group	27,182	1,659,733
Kansas City Southern	19,927	2,053,278
Lincoln Electric Holdings	12,658	1,108,081
Manitowoc *	6,754	200,729
Martin Marietta Materials	11,963	2,439,615
MasTec *	15,918	811,022
MDU Resources Group	37,553	987,268
Mueller Industries	7,810	206,887
Mueller Water Products, Cl A	23,185	255,035
MYR Group *	7,973	257,927
Norfolk Southern	18,255	2,538,905
Powell Industries	8,589	228,725
Primoris Services	10,380	258,462
Quanta Services *	29,764	1,025,072
RBC Bearings *	4,719	568,640
Rexnord *	19,978	578,962
Rockwell Automation	13,501	2,440,981
SPX *	8,241	257,366
Stantec	21,899	550,760
Sterling Construction *	19,038	229,979
Summit Materials, Cl A *	21,149	668,943
Team *	15,334	250,711
Tetra Tech	10,701	523,814
TimkenSteel *	14,473	236,778
Trimble Navigation *	47,905	1,817,037
Trinity Industries	29,205	953,251
Tutor Perini *	10,428	251,836
Union Pacific	19,576	2,549,774
United Rentals *	14,896	2,608,141

Schedule of Investments	February 28, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Industrials — continued
US Concrete *	3,452	$251,133
Valmont Industries	4,334	637,531
Vulcan Materials	20,516	2,415,349
Wabash National	11,826	258,398
Wabtec	18,467	1,502,106
WESCO International *	9,028	561,993
		63,261,191
Oil & Gas — 0.8%
Matrix Service *	14,518	207,608
MRC Global *	14,544	240,412
NOW *	21,665	205,601
		653,621
Technology — 1.1%
Calix *	44,748	293,099
Dycom Industries *	5,953	650,306
		943,405
Utilities — 1.1%
Vectren	15,956	961,349
TOTAL COMMON STOCK
(Cost $87,473,265)		85,177,759

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,003

TOTAL INVESTMENTS — 99.8%
(Cost $87,474,265)		$85,178,762

Percentages are based on Net Assets of $85,326,417.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of February 28, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,177,759	$—	$—	$85,177,759
Corporate Obligation	—	1,003	—	1,003
Total Investments in Securities	$85,177,759	$1,003	$—	$85,178,762

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.7%
Financials — 0.7%
Toronto-Dominion Bank	6,282	$364,168
UNITED STATES— 99.1%
Basic Materials — 2.8%
Air Products & Chemicals	2,247	361,295
Ecolab	2,796	364,738
Newmont Mining	9,235	352,777
Praxair	2,388	357,603
		1,436,413
Consumer Goods — 14.5%
Campbell Soup	8,152	350,944
Clorox	2,699	348,387
Coca-Cola	8,027	346,927
Colgate-Palmolive	4,955	341,746
Dr Pepper Snapple Group	4,004	465,465
Estee Lauder, Cl A	2,819	390,262
Ford Motor	31,860	338,035
General Mills	6,428	324,935
Hasbro	4,009	383,140
Hershey	3,481	342,043
Hormel Foods	11,164	362,383
Kellogg	5,705	377,672
Kimberly-Clark	3,231	358,383
Molson Coors Brewing, Cl B	4,576	348,920
NIKE, Cl B	5,646	378,451
PepsiCo	3,170	347,844
Pool	2,832	390,901
Procter & Gamble	4,347	341,326
PVH	2,538	366,183
Tupperware Brands	5,935	291,112
VF	4,744	353,760
		7,548,819
Consumer Services — 16.4%
Alaska Air Group	5,935	382,808
Amazon.com *	282	426,511
Best Buy	5,001	362,273
Booking Holdings *	197	400,706
Cardinal Health	5,140	355,739
CarMax *	5,411	335,049
Choice Hotels International	4,774	377,862
Copart *	8,589	402,051
Costco Wholesale	1,976	377,218
CVS Health	4,686	317,383
Darden Restaurants	3,936	362,860

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Delta Air Lines	6,763	$364,526
eBay *	9,690	415,313
Home Depot	1,862	339,387
Kohl's	5,673	374,929
L Brands	7,218	356,064
Lowe's	3,599	322,434
Marriott International, Cl A	2,660	375,619
Nordstrom	7,584	389,135
Omnicom Group	5,105	389,154
Southwest Airlines	6,072	351,204
Starbucks	6,311	360,358
Walt Disney	3,475	358,481
		8,497,064
Financials — 13.1%
Aflac	4,283	380,673
Allstate	3,820	352,433
American Express	3,795	370,050
BlackRock, Cl A	653	358,778
Capital One Financial	3,649	357,347
CBRE Group, Cl A *	8,496	397,188
Discover Financial Services	4,876	384,375
Jones Lang LaSalle	2,501	401,686
JPMorgan Chase	3,321	383,575
KeyCorp	17,676	373,494
Mastercard, Cl A	2,300	404,248
Moody's	2,369	395,339
PNC Financial Services Group	2,435	383,901
Progressive	6,942	399,721
T Rowe Price Group	3,263	365,129
Travelers	2,602	361,678
US Bancorp	6,602	358,885
Visa, Cl A	3,084	379,147
		6,807,647
Health Care — 12.0%
Abbott Laboratories	6,220	375,253
AbbVie	3,641	421,737
Amgen	2,008	369,010
Becton Dickinson	1,609	357,230
Biogen Idec *	1,109	320,490
Bristol-Myers Squibb	6,022	398,656
Celgene *	3,723	324,348
Edwards Lifesciences *	3,115	416,381
Eli Lilly	4,554	350,749
Illumina *	1,583	360,956

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IQVIA Holdings *	3,709	$364,706
Johnson & Johnson	2,702	350,936
Merck	6,275	340,231
Regeneron Pharmaceuticals *	1,002	321,081
Thermo Fisher Scientific	1,784	372,106
Varian Medical Systems *	3,396	405,279
Waters *	1,792	366,715
		6,215,864
Industrials — 13.9%
3M	1,543	363,392
Agilent Technologies	5,220	358,039
Automatic Data Processing	3,177	366,372
Ball	9,885	394,905
Boeing	1,148	415,817
Cummins	2,031	341,553
Danaher	3,787	370,293
FedEx	1,421	350,149
Fluor	6,267	356,592
General Electric	23,354	329,525
ManpowerGroup	2,892	342,586
Mettler-Toledo International *	571	351,862
Raytheon	1,939	421,753
Rockwell Automation	1,897	342,978
Rockwell Collins	2,786	383,688
Sonoco Products	7,081	339,676
Union Pacific	2,720	354,280
United Parcel Service, Cl B	2,915	304,355
Waste Management	4,338	374,456
WW Grainger	1,413	369,570
		7,231,841
Oil & Gas — 4.3%
Chevron	2,922	327,030
ConocoPhillips	6,350	344,868
Devon Energy	8,624	264,498
EOG Resources	3,242	328,804
Hess	7,126	323,663
Occidental Petroleum	4,950	324,720
Schlumberger	4,911	322,358
		2,235,941
Technology — 17.1%
Adobe Systems *	1,942	406,130
Akamai Technologies *	5,816	392,347
Alphabet, Cl A *	328	362,086
Analog Devices	4,010	361,502

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Apple	2,205	$392,755
Applied Materials	6,749	388,675
Autodesk *	3,284	385,771
Cisco Systems	9,108	407,856
Cognizant Technology Solutions, Cl A	4,894	401,406
Facebook, Cl A *	2,059	367,161
Intel	8,440	416,007
Intuit	2,292	382,443
KLA-Tencor	3,363	381,062
Microsoft	4,183	392,240
NVIDIA	1,629	394,218
Oracle	7,462	378,100
QUALCOMM	5,648	367,120
salesforce.com *	3,402	395,483
Teradata *	9,627	354,466
Texas Instruments	3,500	379,225
VMware, Cl A *	2,801	369,032
Workday, Cl A *	3,322	420,797
Xilinx	5,225	372,281
		8,868,163
Telecommunications — 1.4%
AT&T	10,220	370,986
Verizon Communications	7,081	338,047
		709,033
Utilities — 3.6%
Entergy	5,005	379,479
Exelon	10,048	372,178
NextEra Energy	2,545	387,221
Sempra Energy	3,633	395,925
WEC Energy Group	6,071	363,774
		1,898,577
TOTAL UNITED STATES		51,449,362
TOTAL COMMON STOCK
(Cost $46,141,827)		51,813,530
TOTAL INVESTMENTS — 99.8%
(Cost $46,141,827)		$51,813,530

Percentages are based on Net Assets of $51,939,912.

*	Non-income producing security.

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Conscious Companies ETF

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
Basic Materials — 2.7%
Steel Dynamics	924	$42,735
Westlake Chemical	525	56,836
		99,571
Consumer Goods — 6.0%
Gentex	1,580	35,882
Hain Celestial Group *	874	30,398
National Beverage	371	36,336
Skechers U.S.A., Cl A *	1,283	52,500
Tesla *	105	36,021
Under Armour, Cl A *	1,498	24,837
		215,974
Consumer Services — 12.9%
Amazon.com *	35	52,936
Cheesecake Factory	520	24,175
Chipotle Mexican Grill, Cl A *	69	21,970
DISH Network, Cl A *	500	20,845
GrubHub *	754	74,955
L Brands	643	31,719
Las Vegas Sands	567	41,283
Netflix *	213	62,064
Texas Roadhouse, Cl A	310	17,131
TripAdvisor *	716	28,697
Urban Outfitters *	1,415	49,936
Wynn Resorts	265	44,387
		470,098
Financials — 11.5%
Athene Holding, Cl A *	620	29,270
BlackRock, Cl A	87	47,801
Capital One Financial	413	40,445
Essent Group *	874	39,409
Interactive Brokers Group, Cl A	937	65,028
Intercontinental Exchange	542	39,609
MarketAxess Holdings	172	34,813
SEI Investments	645	46,975
Signature Bank NY *	233	34,062
Wintrust Financial	458	38,706
		416,118
Health Care — 13.0%
Intercept Pharmaceuticals *	286	17,083
Ionis Pharmaceuticals *	670	35,389
Jazz Pharmaceuticals *	208	30,118
Juno Therapeutics *	1,300	112,801
Masimo *	322	28,185

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Medicines *	651	$19,934
MEDNAX *	548	30,129
Neurocrine Biosciences *	606	51,165
Regeneron Pharmaceuticals *	85	27,237
Seattle Genetics *	472	25,488
TESARO *	218	12,040
Ultragenyx Pharmaceutical *	500	23,905
United Therapeutics *	257	29,774
Universal Health Services, Cl B	268	30,605
		473,853
Industrials — 8.2%
Clean Harbors *	569	28,410
CoStar Group *	134	45,845
Euronet Worldwide *	400	33,948
FedEx	172	42,383
IPG Photonics *	257	63,129
Orbital ATK	330	43,580
TransDigm Group	145	41,805
		299,100
Oil & Gas — 3.8%
Antero Resources *	1,561	29,362
Continental Resources *	763	36,250
Laredo Petroleum *	2,572	21,579
Oasis Petroleum *	2,696	21,245
Parsley Energy, Cl A *	1,110	28,061
		136,497
Real Estate Investment Trusts — 10.3%
Acadia Realty Trust	1,159	27,909
Alexandria Real Estate Equities	299	36,272
American Campus Communities	704	25,682
American Homes 4 Rent, Cl A	1,442	27,672
Apartment Investment & Management, Cl A	757	29,266
Brandywine Realty Trust	1,940	30,380
Camden Property Trust	403	32,123
DiamondRock Hospitality	3,073	31,590
GEO Group	1,008	21,470
Healthcare Trust of America, Cl A	1,058	26,291
Medical Properties Trust	2,624	32,170
Starwood Property Trust	1,522	30,821
Vornado Realty Trust	340	22,600
		374,246
Technology — 30.6%
Akamai Technologies *	530	35,754
Alphabet, Cl A *	35	38,637

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
athenahealth *	330	$46,114
Cavium *	470	41,849
Cerner *	499	32,016
Cognizant Technology Solutions, Cl A	540	44,291
EPAM Systems *	420	47,510
Facebook, Cl A *	215	38,339
Fortinet *	829	41,840
Medidata Solutions *	494	32,436
Monolithic Power Systems	356	41,673
NetScout Systems *	856	22,727
NVIDIA	312	75,504
Paycom Software *	537	53,120
Pegasystems	287	16,646
salesforce.com *	376	43,710
Snap, Cl A *	1,427	24,716
Square, Cl A *	1,777	81,831
SS&C Technologies Holdings	903	44,716
Twitter *	1,965	62,605
Ubiquiti Networks *	628	39,941
Ultimate Software Group *	163	38,869
Veeva Systems, Cl A *	603	42,029
VeriSign *	364	42,231
ViaSat *	505	35,244
Workday, Cl A *	370	46,868
		1,111,216
Telecommunications — 0.9%
Zayo Group Holdings *	921	33,018
TOTAL COMMON STOCK
(Cost $3,238,983)		3,629,691
TOTAL INVESTMENTS — 99.9%
(Cost $3,238,983)		$3,629,691

Percentages are based on Net Assets of $3,634,152.

*	Non-income producing security.

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Goods — 21.3%
Activision Blizzard	921	$67,353
Coca-Cola	464	20,054
Colgate-Palmolive	298	20,553
Constellation Brands, Cl A	99	21,332
Coty, Cl A	3,622	69,977
DR Horton	466	19,525
Estee Lauder, Cl A	155	21,458
Ford Motor	2,042	21,666
General Motors	1,586	62,409
Kimberly-Clark	186	20,631
Kraft Heinz	280	18,774
Lennar, Cl A	361	20,425
Molson Coors Brewing, Cl B	807	61,534
Mondelez International, Cl A	474	20,809
Newell Brands	2,401	61,682
NIKE, Cl B	972	65,153
PepsiCo	182	19,971
Procter & Gamble	257	20,180
Tesla *	63	21,613
Tyson Foods, Cl A	284	21,124
		676,223
Consumer Services — 33.5%
Amazon.com *	45	68,060
American Airlines Group	419	22,731
Best Buy	306	22,167
Booking Holdings *	35	71,192
CarMax *	323	20,000
Carnival	306	20,475
Charter Communications, Cl A *	56	19,148
Comcast, Cl A	531	19,227
Costco Wholesale	114	21,763
CVS Health	854	57,841
Delta Air Lines	397	21,398
Dollar General	217	20,526
Dollar Tree *	198	20,323
Expedia	500	52,585
Home Depot	342	62,337
Kroger	732	19,852
Lowe's	641	57,427
Marriott International, Cl A	459	64,815
McDonald's	127	20,033
Netflix *	82	23,893

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Ross Stores	814	$63,565
Southwest Airlines	365	21,112
Starbucks	1,144	65,322
Target	294	22,170
Time Warner	656	60,982
TJX	274	22,654
Twenty-First Century Fox, Cl A	576	21,208
United Continental Holdings *	329	22,303
Walgreens Boots Alliance	300	20,667
Walmart	208	18,722
Walt Disney	199	20,529
		1,065,027
Financials — 14.8%
Allstate	219	20,205
Bank of America	688	22,085
BlackRock, Cl A	40	21,977
Capital One Financial	215	21,055
Charles Schwab	1,220	64,685
Citigroup	284	21,439
Goldman Sachs Group	84	22,086
JPMorgan Chase	575	66,412
MetLife	456	21,063
Morgan Stanley	398	22,296
Progressive	401	23,089
Prudential Financial	188	19,988
Synchrony Financial	565	20,560
US Bancorp	1,146	62,297
Visa, Cl A	179	22,006
Wells Fargo	358	20,911
		472,154
Health Care — 10.0%
Abbott Laboratories	356	21,477
AbbVie	190	22,008
Allergan	127	19,586
Anthem	90	21,184
Becton Dickinson	93	20,648
Bristol-Myers Squibb	1,027	67,988
Celgene *	223	19,428
Eli Lilly	809	62,309
Johnson & Johnson	160	20,781
Pfizer	601	21,822
UnitedHealth Group	95	21,485
		318,716

Schedule of Investments	February 28, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.3%
Boeing	63	$22,819
Deere	133	21,396
FedEx	84	20,698
PayPal Holdings *	279	22,156
United Parcel Service, Cl B	185	19,316
		106,385
Oil & Gas — 1.3%
Chevron	185	20,705
Exxon Mobil	262	19,844
		40,549
Technology — 11.8%
Adobe Systems *	109	22,795
Alphabet, Cl A *	59	65,131
Apple	133	23,690
Broadcom	91	22,428
Cisco Systems	537	24,047
Facebook, Cl A *	345	61,521
Intel	468	23,067
Microsoft	237	22,224
Oracle	433	21,940
salesforce.com *	193	22,436
Western Digital	768	66,847
		376,126
Telecommunications — 3.9%
AT&T	569	20,654
Sprint *	4,075	21,149
T-Mobile US *	1,017	61,641
Verizon Communications	412	19,669
		123,113
TOTAL COMMON STOCK
(Cost $3,182,985)		3,178,293
TOTAL INVESTMENTS — 99.9%
(Cost $3,182,985)		$3,178,293

Percentages are based on Net Assets of $3,181,024.

*	Non-income producing security.

Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: April 27, 2018

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: April 27, 2018

* Print the name and title of each signing officer under his or her signature.